Fair Value Measurements of Financial Instruments - Additional Information (Detail) (USD $)	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	$ 432,116,000	$ 6,600,000	$ 28,871,000
MEMP [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	407,500,000		28,871,000
MEMP [Member] | Permian Basin Properties [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	234,200,000
Carrying value of oil and gas properties after impairment	88,700,000
MEMP [Member] | East Texas Properties [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	107,600,000		20,900,000
Carrying value of oil and gas properties after impairment	88,800,000
MEMP [Member] | South Texas Properties [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	65,600,000
Carrying value of oil and gas properties after impairment	71,200,000
MEMP [Member] | Elkhorn and Canyon Fields (Member)
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties			8,000,000
MRD [Member]
Fair Value Assets And Liabilities Measured On Recurring And Nonrecurring Basis [Line Items]
Impairment of proved oil and natural gas properties	$ 24,600,000